Related Party Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Related Party Transactions
Schedule of accrued interest and principal balances of the notes issued to related parties

	As of March 31, 2025			As of December 31, 2024
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure-SJBT	$143,983	$2,275,000	$2,418,983	$3,095,947	$6,831,987	$9,927,934
NACS, LLC	—	—	—	25,052,756	11,493,949	36,546,705
Assumed notes	—	—	—	11,092,887	3,770,119	14,863,006
Total	$143,983	$2,275,000	$2,418,983	$39,241,591	$22,096,055	$61,337,646

	As of December 31, 2024			As of December 31, 2023
	Interest	Principal		Interest	Principal
Entity	Payable	Payable	Total	Payable	Payable	Total
Azure, LLC	$3,095,947	$6,831,987	$9,927,934	$1,904,740	$6,831,987	$8,736,727
NACS, LLC	25,052,756	11,493,949	36,546,705	20,939,396	11,493,949	32,433,345
Assumed notes	11,092,887	3,770,119	14,863,006	9,385,014	3,770,119	13,155,133
Total	$39,241,591	$22,096,055	$61,337,646	$32,229,150	$22,096,055	$54,325,205